Real Estate Joint Ventures	12 Months Ended
Dec. 31, 2012
Real Estate Joint Ventures [Abstract]
REAL ESTATE JOINT VENTURES
REAL ESTATE JOINT VENTURES

In 2007, MAALP entered into a joint venture, Mid-America Multifamily Fund I, LLC, or Fund I, with institutional capital in which we own a 33.33% interest. As of December 31, 2012, Fund I owned two properties with a combined total of 626 units. MAALP does not expect to make further investments through Fund I.

In 2009, MAALP entered into a joint venture, Mid-America Multifamily Fund II, LLC, or Fund II, with institutional capital in which we also own a 33.33% interest. As of December 31, 2012, Fund II had owned four properties with a combined total of 1,156 units.

In 2012, MAALP entered into a joint venture, Mid-America Multifamily Fund III, LLC, or Fund III, with institutional capital in which we also own a 33.33% interest. As of December 31, 2012, Fund III had not acquired any properties.

 The income, contributions, distributions and ending investment balances related to MAALP’s joint ventures consisted of the following for the years ended December 31, 2012, 2011, and 2010 (dollars in thousands):

	2012
	Fund I	Fund II	Fund III	Total
Joint venture (loss) gain	$(413)	$190	$—	$(223)
Gain on joint venture asset dispositions	—	4,146	—	4,146
Management fee income	281	618	—	899
Asset and acquisition fees	225	121	—	346

Contributions to joint venture	(74)	(139)	(5)	(218)
Distributions from joint venture	183	12,167	—	12,350

Investment in at December 31	4,727	105	5	4,837
Advances to at December 31	—	—	—	—

	2011
	Fund I	Fund II	Fund III	Total
Joint venture (loss) gain	$(419)	$(188)	$—	$(607)
Gain on joint venture asset dispositions	—	14	—	14
Management fee income	275	742	—	1,017
Asset and acquisition fees	231	322	—	553

Contributions to joint venture	(85)	(1,425)	—	(1,510)
Distributions from joint venture	164	1,238	—	1,402

Investment in at December 31	5,249	11,757	—	17,006
Advances to at December 31	—	—	—	—

	2010
	Fund I	Fund II	Fund III	Total
Joint venture (loss) gain	$(555)	$(594)	$—	$(1,149)
Gain (loss) on joint venture asset dispositions	1	(359)	—	(358)
Management fee income	259	421	—	680
Asset and acquisition fees	235	573	—	808

Contributions to joint venture	(88)	(12,042)	—	(12,130)
Distributions from joint venture	93	1,642	—	1,735

Investment in at December 31	5,747	11,758	—	17,505
Advances to at December 31	—	—	—	—